Investment properties - Summary of changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in investment property [abstract]
Beginning balance		₩ 257,806	₩ 363,108
Acquisition		3,582	5,479
Disposal		(1,854)	(106,344)
Depreciation		(15,063)	(15,058)	₩ (18,115)
Amounts transferred from (to) property and equipment		77,752	16,678
Amounts transferred from(to) assets held for sale	[1]	5,551	(6,057)
Effects of foreign currency adjustments		(78)	0
Ending balance		₩ 327,696	₩ 257,806	₩ 363,108

[1]	Comprise buildings and land, etc.